Loans and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Loans and Allowance for Credit Losses
Note 3: Loans and Allowance for Credit Losses
Credit Risk Exposure
The following table set
s
out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at January 31, 2020 and October 31, 2019. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)	January 31, 2020				October 31, 2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	-	-	-	-	-	-	-	-
Very low	78,649	218	-	78,867	79,011	242	-	79,253
Low	21,822	2,831	-	24,653	20,853	2,821	-	23,674
Medium	13,810	4,586	-	18,396	13,651	4,578	-	18,229
High	114	384	-	498	124	397	-	521
Not rated	1,492	115	-	1,607	1,531	118	-	1,649
Impaired	-	-	420	420	-	-	414	414
Allowance for credit losses	14	30	17	61	15	32	17	64
Carrying amount	115,873	8,104	403	124,380	115,155	8,124	397	123,676
Loans: Consumer instalment and other personal
Exceptionally low	1,533	30	-	1,563	21,023	25	-	21,048
Very low	25,140	24	-	25,164	16,491	194	-	16,685
Low	20,268	655	-	20,923	9,894	346	-	10,240
Medium	11,074	4,424	-	15,498	10,510	4,264	-	14,774
High	479	1,597	-	2,076	397	1,423	-	1,820
Not rated	2,855	108	-	2,963	2,594	107	-	2,701
Impaired	-	-	442	442	-	-	468	468
Allowance for credit losses	80	328	125	533	82	318	136	536
Carrying amount	61,269	6,510	317	68,096	60,827	6,041	332	67,200
Loans: Credit cards
Exceptionally low	2,274	-	-	2,274	2,418	-	-	2,418
Very low	1,202	14	-	1,216	1,214	16	-	1,230
Low	990	155	-	1,145	970	158	-	1,128
Medium	2,033	899	-	2,932	2,020	876	-	2,896
High	135	447	-	582	140	440	-	580
Not rated	613	1	-	614	606	1	-	607
Impaired	-	-	-	-	-	-	-	-
Allowance for credit losses	44	189	-	233	43	193	-	236
Carrying amount	7,203	1,327	-	8,530	7,325	1,298	-	8,623
Loans: Business and government (1)
Acceptable
Investment grade	135,484	1,051	-	136,535	134,587	1,028	-	135,615
Sub-investment grade	99,569	11,781	-	111,350	96,731	11,553	-	108,284
Watchlist	-	5,420	-	5,420	-	5,556	-	5,556
Impaired	-	-	1,960	1,960	-	-	1,747	1,747
Allowance for credit losses	273	456	467	1,196	263	441	310	1,014
Carrying amount	234,780	17,796	1,493	254,069	231,055	17,696	1,437	250,188
Commitments and financial guarantee contracts
Acceptable
Investment grade	135,495	719	-	136,214	134,920	884	-	135,804
Sub-investment grade	48,733	7,046	-	55,779	45,178	6,435	-	51,613
Watchlist	-	2,117	-	2,117	-	2,133	-	2,133
Impaired	-	-	437	437	-	-	324	324
Allowance for credit losses	119	110	10	239	119	103	22	244
Carrying amount (2)	184,109	9,772	427	194,308	179,979	9,349	302	189,630

(1)	Includes customers’ liability under acceptances.
(2)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

Allowance for Credit Losses (“ACL”)
The allowance for credit losses recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The allowance for credit losses amounted to $2,262 million at January 31, 2020 ($2,094 million at October 31, 2019) of which $2,023 million ($1,850 million at October 31, 2019) was recorded in loans and $239 million ($244 million at October 31, 2019) was recorded in other liabilities in our Consolidated Balance Sheet.
Significant changes in the gross balances, including originations, maturities and repayments in the normal course of operations, impact the allowance for credit losses.
The following table show
s
the continuity in the loss allowance by product type. Transfers represent the amount of expected credit loss
(“ECL”) that
moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to stage transfers, changes in economic forecasts and credit quality.

(Canadian $ in millions)	For the three months ended
	January 31, 2020				January 31, 2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	15	33	38	86	20	38	44	102
Transfer to Stage 1	6	(6)	-	-	7	(7)	-	-
Transfer to Stage 2	-	2	(2)	-	-	2	(2)	-
Transfer to Stage 3	-	(1)	1	-	-	(2)	2	-
Net remeasurement of loss allowance	(9)	4	5	-	(8)	9	5	6
Loan originations	2	-	-	2	2	-	-	2
Derecognitions and maturities	-	(1)	-	(1)	-	(1)	-	(1)
Total Provision for Credit Losses (“PCL”) (1)	(1)	(2)	4	1	1	1	5	7
Write-offs (2)	-	-	(3)	(3)	-	-	(4)	(4)
Recoveries of previous write-offs	-	-	2	2	-	-	3	3
Foreign exchange and other	-	-	(14)	(14)	-	-	(3)	(3)
Balance as at end of period	14	31	27	72	21	39	45	105
Loans: Consumer instalment and other personal
Balance as at beginning of period	89	333	136	558	90	326	144	560
Transfer to Stage 1	41	(38)	(3)	-	45	(41)	(4)	-
Transfer to Stage 2	(4)	21	(17)	-	(4)	24	(20)	-
Transfer to Stage 3	(2)	(25)	27	-	(2)	(26)	28	-
Net remeasurement of loss allowance	(44)	62	45	63	(47)	53	23	29
Loan originations	11	-	-	11	13	-	-	13
Derecognitions and maturities	(4)	(10)	-	(14)	(4)	(10)	-	(14)
Total PCL (1)	(2)	10	52	60	1	-	27	28
Write-offs (2)	-	-	(83)	(83)	-	-	(84)	(84)
Recoveries of previous write-offs	-	-	23	23	-	-	54	54
Foreign exchange and other	1	-	(3)	(2)	(1)	-	(6)	(7)
Balance as at end of period	88	343	125	556	90	326	135	551
Loans: Credit cards
Balance as at beginning of period	80	225	-	305	74	219	-	293
Transfer to Stage 1	28	(28)	-	-	26	(26)	-	-
Transfer to Stage 2	(5)	5	-	-	(5)	5	-	-
Transfer to Stage 3	-	(40)	40	-	-	(40)	40	-
Net remeasurement of loss allowance	(25)	64	23	62	(24)	63	13	52
Loan originations	4	-	-	4	5	-	-	5
Derecognitions and maturities	(1)	(6)	-	(7)	(1)	(7)	-	(8)
Total PCL (1)	1	(5)	63	59	1	(5)	53	49
Write-offs (2)	-	-	(88)	(88)	-	-	(76)	(76)
Recoveries of previous write-offs	-	-	26	26	-	-	23	23
Foreign exchange and other	(1)	-	(1)	(2)	-	1	-	1
Balance as at end of period	80	220	-	300	75	215	-	290
Loans: Business and government
Balance as at beginning of period	338	496	311	1,145	298	408	209	915
Transfer to Stage 1	44	(38)	(6)	-	69	(68)	(1)	-
Transfer to Stage 2	(8)	9	(1)	-	(17)	23	(6)	-
Transfer to Stage 3	(1)	(23)	24	-	-	(13)	13	-
Net remeasurement of loss allowance	(61)	94	188	221	(56)	59	36	39
Loan originations	47	-	-	47	60	-	-	60
Derecognitions and maturities	(15)	(25)	-	(40)	(23)	(20)	-	(43)
Total PCL (1)	6	17	205	228	33	(19)	42	56
Write-offs (2)	-	-	(41)	(41)	-	-	(31)	(31)
Recoveries of previous write-offs	-	-	7	7	-	-	9	9
Foreign exchange and other	4	6	(15)	(5)	4	-	(12)	(8)
Balance as at end of period	348	519	467	1,334	335	389	217	941
Total as at end of period	530	1,113	619	2,262	521	969	397	1,887
Comprised of: Loans	411	1,003	609	2,023	392	866	370	1,628
Other credit instruments (3)	119	110	10	239	129	103	27	259

(1)	Excludes PCL on other assets of $1 million for the three months ended January 31, 2020 ($(3) million for the three months ended January 31, 2019) .
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Recorded in other liabilities on the Consolidated Balance Sheet.

Loans and allowance for credit losses by geographic region as at January 31, 2020 and October 31
,

2019 are as follows:

(Canadian $ in millions)	January 31, 2020				October 31, 2019
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount
By geographic region (1):
Canada	261,344	219	748	260,377	258,842	207	740	257,895
United States	160,404	390	650	159,364	158,454	256	630	157,568
Other countries	10,988	-	16	10,972	10,648	-	17	10,631
Total	432,736	609	1,414	430,713	427,944	463	1,387	426,094

(1)	Geographic region is based upon country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $10 million for other credit instruments, which is included in other liabilities ($22 million as at October 31, 2019).
(3)	Excludes allowance for credit losses on performing loans of $229 million for other credit instruments, which is included in other liabilities ($222 million as at October 31, 2019).